Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information about the relationship between executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“NEOs”) as well as certain financial performance of the Company. The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (“Non-PEO NEOs”), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2025, 2024 and 2023.

Year	Summary Compensation Table Total For PEO (1)	Compensation Actually Paid To PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (in millions)
2025	$9,958,012	$4,894,240	$3,049,694	$1,782,034	$101.49	$9,871
2024 (6)	8,300,071	4,538,126	2,273,861	1,144,099	277.07	34,200
2023 (6)	10,522,375	21,044,059	2,126,995	4,182,165	349.90	38,113

(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Stephen G. Berman, in the Summary Compensation Table of our 10-K for fiscal years 2025, 2024 and 2023.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Berman during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Mr. Kimble for fiscal year 2025 and 2024 and Messrs. Kimble and McGrath for fiscal year 2023.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2025, 2024 and 2023, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(5)	Assumes an investment of $100 for the period starting on January 1, 2023 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $35.55 on December 31, 2023; (ii) $28.15 on December 31, 2024; and (iii) $16.88 on December 31, 2025.
(6)	Correction of Prior Year Disclosure In preparing the fiscal 2025 Pay vs. Performance disclosure, the Company identified an error in the previously reported Compensation Actually Paid amounts for fiscal 2024 and fiscal 2023. The error related to the calculation of the change in fair value of certain equity awards granted in a prior year that vested during the applicable year. Specifically, the Company measured the change in fair value using the fiscal year-end stock price rather than the applicable vesting-date stock price, as required under Item 402(v) of Regulation S-K. The Pay Versus Performance table and the related table detailing adjustments to Summary Compensation Table total compensation have been revised to reflect the corrected amounts. As a result, Compensation Actually Paid (i) increased by $605,024 for fiscal year 2024 and decreased by $1,409,944 for fiscal year 2023 for the Principal Executive Officer and (ii) increased by $198,594 for fiscal year 2024 and decreased by $604,432 for fiscal year 2023 for the average of the other Named Executive Officers. The Company has concluded that this error did not affect its previously issued consolidated financial statements.

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2025	2024	2023	2025	2024	2023
Total Compensation (Per Comp Table)	$9,958,012	$8,300,071	$10,522,375	$3,049,694	$2,273,861	$2,126,995
Less: Grant date FV of RSUs on Summary Compensation Table	(5,233,075)	(3,500,004)	(3,499,994)	(1,518,941)	(877,410)	(681,822)
Add: YE FV of RSUs granted in CY and unvested in CY	3,505,605	2,771,452	7,114,053	1,039,487	694,770	1,385,863
Add: Change in FV of unvested awards granted in PY	(2,526,892)	(3,033,393)	6,907,625	(603,249)	(679,964)	1,370,420
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(809,410)	—	—	(184,957)	—	—
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	—	(267,158)	(19,291)
Average compensation actually paid	$4,894,240	$4,538,126	$21,044,059	$1,782,034	$1,144,099	$4,182,165

Equity awards were remeasured in accordance with the requirements of Item 402(v).

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our PEO, Stephen G. Berman, in the Summary Compensation Table of our 10-K for fiscal years 2025, 2024 and 2023.(2)The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Berman during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.(3)The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Mr. Kimble for fiscal year 2025 and 2024 and Messrs. Kimble and McGrath for fiscal year 2023.(4)The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2025, 2024 and 2023, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
PEO Total Compensation Amount	$ 9,958,012	$ 8,300,071	$ 10,522,375
PEO Actually Paid Compensation Amount	$ 4,894,240	4,538,126	21,044,059
Adjustment To PEO Compensation, Footnote

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2025	2024	2023	2025	2024	2023
Total Compensation (Per Comp Table)	$9,958,012	$8,300,071	$10,522,375	$3,049,694	$2,273,861	$2,126,995
Less: Grant date FV of RSUs on Summary Compensation Table	(5,233,075)	(3,500,004)	(3,499,994)	(1,518,941)	(877,410)	(681,822)
Add: YE FV of RSUs granted in CY and unvested in CY	3,505,605	2,771,452	7,114,053	1,039,487	694,770	1,385,863
Add: Change in FV of unvested awards granted in PY	(2,526,892)	(3,033,393)	6,907,625	(603,249)	(679,964)	1,370,420
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(809,410)	—	—	(184,957)	—	—
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	—	(267,158)	(19,291)
Average compensation actually paid	$4,894,240	$4,538,126	$21,044,059	$1,782,034	$1,144,099	$4,182,165

Non-PEO NEO Average Total Compensation Amount	$ 3,049,694	2,273,861	2,126,995
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,782,034	1,144,099	4,182,165
Adjustment to Non-PEO NEO Compensation Footnote

The following table details the adjustments to the Summary Compensation Table to determine average “compensation actually paid” for the PEO and NEOs (other than the PEO), as computed in accordance with SEC Item 402(v). Amounts do not reflect the actual compensation earned by or paid to our PEO and NEOs during the applicable year.

	PEO			NEO
	2025	2024	2023	2025	2024	2023
Total Compensation (Per Comp Table)	$9,958,012	$8,300,071	$10,522,375	$3,049,694	$2,273,861	$2,126,995
Less: Grant date FV of RSUs on Summary Compensation Table	(5,233,075)	(3,500,004)	(3,499,994)	(1,518,941)	(877,410)	(681,822)
Add: YE FV of RSUs granted in CY and unvested in CY	3,505,605	2,771,452	7,114,053	1,039,487	694,770	1,385,863
Add: Change in FV of unvested awards granted in PY	(2,526,892)	(3,033,393)	6,907,625	(603,249)	(679,964)	1,370,420
Add: Change in FV from PY to vesting date of awards granted in PY that vested in CY	(809,410)	—	—	(184,957)	—	—
Less: Performance-based shares forfeited in CY (FV @ end of PY YE)	—	—	—	—	(267,158)	(19,291)
Average compensation actually paid	$4,894,240	$4,538,126	$21,044,059	$1,782,034	$1,144,099	$4,182,165

Total Shareholder Return Amount	$ 101.49	277.07	349.9
Net Income (Loss)	$ 9,871,000,000	$ 34,200,000,000	$ 38,113,000,000
PEO Name	Stephen G. Berman	Stephen G. Berman	Stephen G. Berman
Additional 402(v) Disclosure	we provide the following information about the relationship between executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“NEOs”) as well as certain financial performance of the Company.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,233,075)	$ (3,500,004)	$ (3,499,994)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,505,605	2,771,452	7,114,053
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,526,892)	(3,033,393)	6,907,625
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(809,410)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,518,941)	(877,410)	(681,822)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,039,487	694,770	1,385,863
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,249)	(679,964)	1,370,420
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,957)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (267,158)	$ (19,291)